Financial Risk Management Objectives and Policies - Summary of Judgments of Reasonably Possible Movements (Details) - Post tax (loss)/profit impact [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
+0.50% (50 basis points) (2024:+0.50%, 2023:+0.50%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	$ 120	$ 283	$ 270
-0.50% (50 basis points) (2024:-0.50%, 2023:-0.50%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	(120)	(283)	(270)
AUD/USD +10% (2024:+10%, 2023:+10%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	(299)	(9,006)	(3,847)
AUD/USD -10% (2024:-10%, 2023:-10%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	$ 365	$ 11,007	$ 4,702